Related party transactions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Parent
Related Party Transactions
Assets	[1]	R$ 8,169,537		R$ 8,214,739		R$ 10,919,116
Financial assets for trading	[1]	(72,815)		(173,065)		(184,304)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1]	8,194,590		8,363,038		10,900,941
Loans and advances to customers	[1]	347		132		0
Loans and other values with credit institutions	[1]	15,143		23,896		25,546
Other Assets	[1]	32,272		738		176,933
Liabilities	[1]	(23,166,005)		(12,360,383)		(11,984,199)
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	(107,084)		(387,937)		(327,466)
Securities	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[1]	(3,922,473)		(3,992,820)		(3,794,130)
Other Payables	[1]	(9,603)		(2,050)		(2,954)
Debt Instruments Eligible to Compose Capital	[1]	(19,126,845)		(7,977,576)		(7,859,649)
Parent | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading	[1]	(72,815)		(173,065)		(184,304)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[2],[3]	8,194,590		8,363,038		10,900,941
Loans and other values with credit institutions	[1]	15,143		23,896		25,546
Other Assets	[1]	32,272		738		176,933
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[4]	(107,084)		(387,937)		(327,466)
Other financial liabilities - Dividends and interest on capital Payable	[1]	(609,159)		(620,264)		(589,227)
Other Payables	[1]	(9,603)		(2,050)		(2,954)
Debt Instruments Eligible to Compose Capital	[1]	(19,126,845)		(7,977,576)		(7,859,649)
Parent | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[1],[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Loans and advances to customers	[1],[5]	0		0		0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[1],[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[5]	0		0		0
Parent | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading	[1]	0		0		0
Loans and other values with credit institutions	[1]	0		0		0
Other Assets	[1]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Parent | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1]	0		0		0
Parent | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	347		132		0
Parent | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Other Payables	[1]	0	[5]	0		0
Parent | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Webmotors S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Customer deposits	[1]	0		0		0
Parent | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Customer deposits	[1]	0		0		0
Parent | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers	[1]	0	[5]	0		0
Customer deposits	[1],[5]	0		0		0
Parent | Key Management Personnel
Related Party Transactions
Loans and advances to customers	[1]	0	[6]	0		0
Securities	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	[7]	0		0
Other Payables	[1]	0		0		0
Parent | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions	[1]	0	[5]	0		0
Other Payables	[1]	0	[5]	0	[5]	0
Parent | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions	[1]	0	[5]	0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[5]	0		0		0
Parent | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0	[5]	0		0
Customer deposits	[1]	0	[5]	0		0
Other Payables	[1]	0	[5]	0		0
Parent | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0	[5]	0		0
Parent | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits	[1]	0		0	[5]	0	[5]
Other Payables	[1]	0		0	[5]	0	[5]
Parent | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[1]	0		0	[5]	0	[5]
Parent | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits	[1]	0		0		0
Parent | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(1,242,259)		(1,264,470)	[5]	(1,201,612)	[5]
Parent | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(2,071,055)		(2,108,086)	[5]	(2,003,291)	[5]
Parent | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0	[5]	0	[5]
Parent | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0		0	[5]
Joint-controlled companies
Related Party Transactions
Assets		3,112,734		1,214,312		794,800
Financial assets for trading		205,337		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0		0		0
Loans and advances to customers		0		9,661		136,354
Loans and other values with credit institutions	[1]	2,905,947		1,203,032		656,806
Other Assets		1,450		1,619		1,640
Liabilities		(38,380)		(57,221)		(106,527)
Deposits of Brazil Central Bank and deposits of credit institutions		(36,871)		(47,423)		(40,202)
Securities		0		0		0
Customer deposits		(1,509)		(9,798)		(66,325)
Other financial liabilities - Dividends and interest on capital Payable		0		0		0
Other Payables		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading		0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[2],[3]	0		0		0
Loans and other values with credit institutions		0		0		0
Other Assets		0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[4]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable		0		0		0
Other Payables		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Loans and advances to customers	[5]	0		0		0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Joint-controlled companies | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading		205,337		0		0
Loans and other values with credit institutions		2,905,947		1,203,032		656,806
Other Assets		1,450		1,619		1,640
Deposits of Brazil Central Bank and deposits of credit institutions		(36,871)		(47,423)		(40,202)
Joint-controlled companies | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers		0		0		0
Customer deposits		0	[1]	0		0
Other Payables		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Joint-controlled companies | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers		0		0		0
Other Payables		0	[5]	0		0
Joint-controlled companies | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Webmotors S.A.
Related Party Transactions
Loans and advances to customers		0		9,661		136,354
Customer deposits		(1,509)		(9,798)		(66,325)
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers		0		0		0
Customer deposits		0		0		0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers		0	[5]	0		0
Customer deposits	[5]	0		0		0
Joint-controlled companies | Key Management Personnel
Related Party Transactions
Loans and advances to customers		0	[6]	0		0
Securities		0		0		0
Customer deposits		0		0		0
Other financial liabilities - Dividends and interest on capital Payable		0	[7]	0		0
Other Payables		0		0		0
Joint-controlled companies | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions		0	[5]	0		0
Other Payables		0	[5]	0	[5]	0
Joint-controlled companies | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions		0	[5]	0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0		0		0
Customer deposits		0		0		0
Other Payables		0		0		0
Joint-controlled companies | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	[5]	0		0
Customer deposits		0	[5]	0		0
Other Payables		0	[5]	0		0
Joint-controlled companies | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	[5]	0		0
Joint-controlled companies | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0		0		0
Customer deposits		0		0		0
Other Payables		0		0		0
Joint-controlled companies | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits		0		0	[5]	0	[5]
Other Payables		0		0	[5]	0	[5]
Joint-controlled companies | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits		0		0	[5]	0	[5]
Joint-controlled companies | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits		0		0		0
Joint-controlled companies | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0	[5]	0	[5]
Joint-controlled companies | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0	[5]	0	[5]
Joint-controlled companies | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0		0	[5]	0	[5]
Joint-controlled companies | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0		0		0	[5]
Other Related-Party
Related Party Transactions
Assets	[5]	1,381,770		926,994		556,778
Financial assets for trading	[5]	266,027		(74,873)		(400,570)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	146,988		76,009		94,530
Loans and advances to customers	[5]	966,462		925,858		862,818
Loans and other values with credit institutions	[1],[5]	2,293		0		0
Other Assets	[5]	0		0		0
Liabilities	[5]	(2,975,342)		(2,107,677)		(1,222,556)
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(1,410,619)		(1,862,058)		(980,702)
Securities	[5]	(96,133)		0		0
Customer deposits	[5]	(1,134,675)		(222,473)		(189,794)
Other financial liabilities - Dividends and interest on capital Payable	[5]	(5,544)		(1,132)		(16,494)
Other Payables	[5]	(424,504)		(22,014)		(35,566)
Debt Instruments Eligible to Compose Capital	[5]	0		0		0
Other Related-Party | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[2],[3],[5]	0		0		0
Loans and other values with credit institutions	[5]	0		0		0
Other Assets	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[4],[5]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[5]	0		0		0
Other Payables	[5]	0		0		0
Debt Instruments Eligible to Compose Capital	[5]	0		0		0
Other Related-Party | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[5]	0		(71,672)		(91,828)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	87,260		71,751		92,118
Loans and advances to customers	[5]	0		23		0
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[5]	266,027		(3,201)		(308,742)
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(1,151,399)		(1,543,752)		(757,874)
Other Related-Party | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions	[5]	0		0		0
Other Assets	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Other Related-Party | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	7,883		2,733		1,261
Other Related-Party | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	193		177		117
Other Related-Party | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	46,615		0		0
Other Related-Party | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	5,037		1,348		1,034
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers	[5]	913,875		925,835		862,553
Customer deposits	[5]	(234,249)	[1]	(55,935)		(44,840)
Other Payables	[5]	(16,924)		(27,748)		(30,684)
Other Related-Party | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers	[5]	45,851		0		0
Other Related-Party | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1],[5]	0		0		0
Other Related-Party | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers	[5]	122		0		0
Other Related-Party | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers	[5]	0		0		0
Other Payables	[5]	0		0		0
Other Related-Party | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers	[5]	23		0		0
Other Related-Party | Webmotors S.A.
Related Party Transactions
Loans and advances to customers	[5]	0		0		0
Customer deposits	[5]	0		0		0
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers	[5]	169		0		265
Customer deposits	[5]	(126,988)		(32,334)		(39,361)
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers	[5]	927		0		0
Customer deposits	[5]	(58,968)		(71,947)		(52,484)
Other Related-Party | Key Management Personnel
Related Party Transactions
Loans and advances to customers	[5]	5,495	[6]	0		0
Securities	[5]	(96,133)		0		0
Customer deposits	[5]	(37,889)		0		0
Other financial liabilities - Dividends and interest on capital Payable	[5]	(4,432)	[7]	0		0
Other Payables	[5]	(381,292)		0		0
Other Related-Party | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions	[5]	0		0		0
Other Payables	[5]	0		(905)		0
Other Related-Party | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions	[5]	10		0		0
Other Related-Party | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions	[5]	2,091		0		0
Other Related-Party | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions	[5]	192		0		0
Other Related-Party | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		(1,466)		(2,158)
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		(300,074)		(208,059)
Customer deposits	[5]	(427,209)		0		0
Other Payables	[5]	(4,291)		6,762		(4,430)
Other Related-Party | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		(16,766)		(12,079)
Customer deposits	[5]	(18,639)		0		0
Other Payables	[5]	(14,476)		(69)		(70)
Other Related-Party | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(259,220)		0		0
Other Related-Party | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		(532)
Customer deposits	[5]	(40,059)		(6,954)		(11,224)
Other Payables	[5]	(7,521)		(291)		(43)
Other Related-Party | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits	[5]	0		(20,893)		(22,232)
Other Payables	[5]	0		237		(339)
Other Related-Party | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[5]	0		(34,410)		(19,653)
Other Related-Party | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits	[5]	(190,674)		0		0
Other Related-Party | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1],[5]	0		0		0
Other Related-Party | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1],[5]	0		0		0
Other Related-Party | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[5]	(1,112)		(1,132)		(1,075)
Other Related-Party | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[5]	R$ 0		R$ 0		R$ (15,419)

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain (note 1-a), through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	In December 31, 2018, refers to the cash of R$1,515,437 (2017 - R$587,531 and 2016 - R$582,571).
[3]	Refers the emissions of Eurobonds of Grand Cayman Branch, maturing between from January 16, 2016 to February 13, 2017 and interest of 3.152% p.a and 4.625% p.a.
[4]	On December 31, 2018, include foreign currency investments (overnight applications) due on January 2, 2019 in the amount of R$6,583,716 (2017 - R$7,384,335 and 2016 - R$10,269,812) and interest of 2.38% p.a held at Santander Brasil EFC, Banco Santander Brasil and its Grand Cayman Branch.
[5]	Refers to the Company's subsidiaries (Banco Santander Spain).
[6]	The balance with key management personnel refers to operations contracted before the term of the mandates.
[7]	Of the total dividends resolved in 2018, R$ 10,502 is allocated to the Key Management Personnel, remaining to pay the provisioned amount.